Jan. 27, 2017

BLACKROCK FUNDSSM

BlackRock Flexible Equity Fund

(the “Fund”)

Supplement dated March 28, 2017 to the Summary Prospectuses, the

Prospectuses and the Statement of Additional Information of the Fund, each dated January 27, 2017

On March 23, 2017, the Board of Trustees (the “Board”) of BlackRock FundsSM approved certain changes to the Fund. In particular, the Board approved a change in the name of the Fund to “BlackRock Advantage Large Cap Growth Fund” and certain changes to the Fund’s investment objective, investment strategies and investment process. The Board has also approved the liquidation of BlackRock Flexible Equity Fund Subsidiary, Ltd. (the “Cayman Subsidiary”). In addition, Fund management has determined to make certain changes to the Fund’s portfolio management team and the benchmark index against which the Fund compares its performance. These changes are expected to become effective on or about June 12, 2017.

In addition, effective on or about June 12, 2017, the Board approved a reduction in the existing contractual expense caps for the Fund’s Investor A, Investor B, Investor C, Institutional, Class R and Service Shares. To achieve these expense caps, BlackRock Advisors, LLC (“BlackRock”), the Fund’s investment adviser, has agreed to waive and/or reimburse fees or expenses if the Fund’s annual fund operating expenses, excluding certain expenses described in the prospectus, exceed a certain limit for the Fund’s Investor A, Investor B, Investor C, Institutional, Class R and Service Shares. BlackRock may recoup some of the waivers and reimbursements to the Fund in the following two fiscal years. In conjunction with the reduction of the Fund’s contractual expense caps, effective on or about June 12, 2017, BlackRock will discontinue the voluntary expense caps for the Fund’s Investor A, Investor B, Investor C, Institutional, Class R and Service Shares.

Accordingly, effective on or about June 12, 2017, the following changes are made to the Fund’s Summary Prospectuses and Prospectuses, as applicable:

Change in the Fund’s Name

BlackRock Flexible Equity Fund is renamed BlackRock Advantage Large Cap Growth Fund.

Change in the Fund’s Investment Objective

The section of the Summary Prospectuses and the Prospectuses entitled “Investment Objective” or “Fund Overview — Investment Objective,” as applicable, is deleted in its entirety and replaced with the following:

The investment objective of BlackRock Advantage Large Cap Growth Fund (the “Fund”), a series of BlackRock FundsSM (the “Trust”), is to seek long-term capital appreciation.

Change in the Fund’s Benchmark Index

Effective on or about June 12, 2017, the Fund is replacing the S&P 500® Index as a performance benchmark against which the Fund measures its performance with the Russell 1000® Growth Index.

Liquidation of the Cayman Subsidiary

References to BlackRock Flexible Equity Fund Subsidiary, Ltd. are deleted in their entirety.

Change in the Fund’s Contractual Expense Caps

The section of the Investor, Institutional and Class R Shares Summary Prospectus and the Investor, Institutional and Class R Shares Prospectus entitled “Fees and Expenses of the Fund” or “Fund Overview — Fees and Expenses of the Fund,” as applicable, is deleted in its entirety and replaced with the following:

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in the fund complex advised by BlackRock Advisors, LLC (“BlackRock”) and its affiliates. More information about these and other discounts is available from your financial professional or your selected securities dealer, broker, investment adviser, service provider or industry professional (including BlackRock, The PNC Financial Services Group, Inc. and their respective affiliates) (each a “Financial Intermediary”) and in the “Details About the Share Classes” section on page 26 of the Fund’s prospectus and in the “Purchase of Shares” section on page II-70 of Part II of the Fund’s Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)	Investor A Shares		Investor B Shares		Investor C Shares		Institutional Shares	Class R Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.25%		None		None		None	None
Maximum Deferred Sales Charge (Load) (as a percentage of offering price or redemption proceeds, whichever is lower)	None	[1]	4.50%	[2]	1.00%	[3]	None	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Investor A Shares		Investor B Shares		Investor C Shares		Institutional Shares	Class R Shares
Management Fee[4]	0.80%		0.80%		0.80%		0.80%	0.80%
Distribution and/or Service (12b-1) Fees	0.25%		1.00%		1.00%		None	0.50%
Other Expenses	0.37%		0.94%		0.37%		0.34%	0.44%
Total Annual Fund Operating Expenses	1.42%		2.74%		2.17%		1.14%	1.74%
Fee Waivers and/or Expense Reimbursements[4,5]	(0.55)%		(1.12)%		(0.55)%		(0.52)%	(0.62)%
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements[4,5]	0.87%		1.62%		1.62%		0.62%	1.12%

[1]	A contingent deferred sales charge (“CDSC”) of 1.00% is assessed on certain redemptions of Investor A Shares made within 18 months after purchase where no initial sales charge was paid at time of purchase as part of an investment of $1,000,000 or more.

[2]	The CDSC is 4.50% if shares are redeemed in less than one year. The CDSC for Investor B Shares decreases for redemptions made in subsequent years. After six years there is no CDSC on Investor B Shares. (See the section “Details About the Share Classes — Investor B Shares” in the Fund’s prospectus for the complete schedule of CDSCs.)

[3]	There is no CDSC on Investor C Shares after one year.

[4]	As described in the “Management of the Fund” section of the Fund’s prospectus beginning on page 41, BlackRock has contractually agreed to waive the management fee with respect to any portion of the Fund’s assets estimated to be attributable to investments in other equity and fixed-income mutual funds and exchange-traded funds managed by BlackRock or its affiliates that have a contractual management fee, through January 31, 2019. The contractual agreement may be terminated upon 90 days’ notice by a majority of the non-interested trustees of the Trust or by a vote of a majority of the outstanding voting securities of the Fund.

[5]
As described in the “Management of the Fund” section of the Fund’s prospectus beginning on page 41, BlackRock has contractually agreed to waive and/or reimburse fees or expenses in order to limit Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements (excluding Dividend Expense, Interest Expense, Acquired Fund Fees and Expenses and certain other Fund expenses) as a percentage of average daily net assets to 0.87% (for Investor A Shares), 1.62% (for Investor B and Investor C Shares), and 0.62% (for Institutional Shares) through January 31, 2019 and 1.12% (for Class R Shares) through January 31, 2028. On February 1 of each year, the Class R Shares waiver agreement will renew automatically for an additional year so that the agreement will have a perpetual ten-year term. The Fund may have to repay some of these waivers and/or reimbursements to BlackRock in the following two years. The contractual agreement may be terminated upon 90 days’ notice by a majority of the non-interested trustees of the Trust or by a vote of a majority of the outstanding voting securities of the Fund.

Example:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Investor A Shares	$609	$899	$1,211	$2,093
Investor B Shares	$615	$1,094	$1,550	$2,667
Investor C Shares	$265	$626	$1,114	$2,460
Institutional Shares	$63	$311	$577	$1,340
Class R Shares	$114	$356	$617	$1,363

You would pay the following expenses if you did not redeem your shares:

	1 Year	3 Years	5 Years	10 Years
Investor B Shares	$165	$744	$1,350	$2,667
Investor C Shares	$165	$626	$1,114	$2,460

Portfolio Turnover:

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 36% of the average value of its portfolio.

The section of the Service Shares Summary Prospectus and the Service Shares Prospectus entitled “Fees and Expenses of the Fund” or “Fund Overview — Fees and Expenses of the Fund,” as applicable, is deleted in its entirety and replaced with the following:

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold Service Shares of the Fund.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Service Shares
Management Fee[1]	0.80%
Distribution and/or Service (12b-1) Fees	0.25%
Other Expenses	0.21%
Total Annual Fund Operating Expenses	1.26%
Fee Waivers and/or Expense Reimbursements[1,2]	(0.39)%
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements[1,2]	0.87%

[1]	As described in the “Management of the Fund” section of the Fund’s prospectus beginning on page 27, BlackRock Advisors, LLC (“BlackRock”) has contractually agreed to waive the management fee with respect to any portion of the Fund’s assets estimated to be attributable to investments in other equity and fixed-income mutual funds and exchange-traded funds managed by BlackRock or its affiliates that have a contractual management fee, through January 31, 2019. The contractual agreement may be terminated upon 90 days’ notice by a majority of the non-interested trustees of the Trust or by a vote of a majority of the outstanding voting securities of the Fund.

[2]
As described in the “Management of the Fund” section of the Fund’s prospectus beginning on page 27, BlackRock has contractually agreed to waive and/or reimburse fees or expenses in order to limit Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements (excluding Dividend Expense, Interest Expense, Acquired Fund Fees and Expenses and certain other Fund expenses) to 0.87% of average daily net assets through January 31, 2019. The Fund may have to repay some of these waivers and/or reimbursements to BlackRock in the following two years. The contractual agreement may be terminated upon 90 days’ notice by a majority of the non-interested trustees of the Trust or by a vote of a majority of the outstanding voting securities of the Fund.

Example:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Service Shares	$89	$361	$654	$1,488

Portfolio Turnover:

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 36% of the average value of its portfolio.

Changes in the Fund’s Investment Strategy and Investment Process

The section of the Summary Prospectuses and Prospectuses entitled “Principal Investment Strategies of the Fund,” “Fund Overview — Principal Investment Strategies of the Fund” or “Details About the Fund — How the Fund Invests — Principal Investment Strategies,” as applicable, is deleted in its entirety and replaced with the following:

Under normal circumstances, the Fund seeks to invest at least 80% of its net assets plus the amount of any borrowings for investment purposes in large cap equity securities of U.S. issuers and derivatives that have similar economic characteristics to such securities. For purposes of the Fund’s 80% policy, large cap equity securities are equity securities that at the time of purchase have a market capitalization within the range of companies included in the Russell 1000® Growth Index (the “Russell 1000 Growth Index”). The Fund primarily intends to invest in equity securities or other financial instruments that are components of, or have characteristics similar to, the securities included in the Russell 1000 Growth Index. The Russell 1000 Growth Index is a capitalization-weighted index from a broad range of industries chosen for market size, liquidity and industry group representation. The Fund primarily seeks to buy common stock and may also invest in preferred stock and convertible securities. From time to time, the Fund may invest in shares of companies through “new issues” or initial public offerings (“IPOs”). The Fund may use derivatives, including options, futures, swaps, forward contracts and contracts for difference, both to seek to increase the return of the Fund and to hedge (or protect) the value of its assets against adverse movements in currency exchange rates, interest rates and movements in the securities markets. In order to manage cash flows into or out of the Fund effectively, the Fund may buy and sell financial futures contracts or options on such contracts. Derivatives are financial instruments whose value is derived from another security, a currency or an index, including but not limited to the Russell 1000 Growth Index. The use of options, futures, swaps, forward contracts and contracts for difference can be effective in protecting or enhancing the value of the Fund’s assets.

The section of the Summary Prospectuses and the Prospectuses entitled “Principal Risks of Investing in the Fund” or “Fund Overview — Principal Risks of Investing in the Fund,” as applicable, is revised as follows:

The paragraph entitled “Credit Risk” is deleted in its entirety.

The paragraph entitled “Debt Securities Risk” is deleted in its entirety.

The paragraph entitled “Depositary Receipts Risk” is deleted in its entirety.

The paragraph entitled “Emerging Markets Risk” is deleted in its entirety.

The paragraphs entitled “Foreign Securities Risk” are deleted in their entirety.

The paragraph entitled “Interest Rate Risk” is deleted in its entirety.

The paragraph entitled “Junk Bonds Risk” is deleted in its entirety.

The paragraph entitled “Mid Cap Securities Risk” is deleted in its entirety.

The paragraph entitled “Small Cap and Emerging Growth Securities Risk” is deleted in its entirety.

The paragraphs entitled “Subsidiary Risk” are deleted in their entirety.

The section of the Summary Prospectuses and the Prospectuses entitled “Principal Risks of Investing in the Fund” or “Fund Overview — Principal Risks of Investing in the Fund,” as applicable, is amended to add the following:

•	High Portfolio Turnover Risk — The Fund may engage in active and frequent trading of its portfolio securities. High portfolio turnover (more than 100%) may result in increased transaction costs to the Fund, including brokerage commissions, dealer mark-ups and other transaction costs on the sale of the securities and on reinvestment in other securities. The sale of Fund portfolio securities may result in the realization and/or distribution to shareholders of higher capital gains or losses as compared to a fund with less active trading policies. These effects of higher than normal portfolio turnover may adversely affect Fund performance.

•	Investment Style Risk — Under certain market conditions, growth investments have performed better during the later stages of economic expansion. Therefore, this investment style may over time go in and out of favor. At times when the investment style used by the Fund is out of favor, the Fund may underperform other equity funds that use different investment styles.

•	“New Issues” Risk — “New issues” are IPOs of equity securities. Securities issued in IPOs have no trading history, and information about the companies may be available for very limited periods. In addition, the prices of securities sold in IPOs may be highly volatile or may decline shortly after the IPO.